Share-based compensation - Restricted Share Units - Narrative (Details) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	Sep. 30, 2021	Mar. 31, 2019	Oct. 31, 2012	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 16, 2011
Share-based compensation
Shares approved for grants to qualified persons							43,000,000
Annual increase on the first day of each fiscal year, beginning from 2013 in maximum aggregate number of shares which may be issued pursuant to all awards under the Plan			20,000,000
Allocated Share-based Compensation Expense				$ 10,164	$ 9,009	$ 0
Restricted share units | BIGOINC
Share-based compensation
Allocated Share-based Compensation Expense				$ 7,929	$ 12,602	$ 9,733
2011 Incentive Scheme | Restricted share units
Share-based compensation
Shares approved for grants to qualified persons	131,950,949
Annual increase on the first day of each fiscal year, beginning from 2013 in maximum aggregate number of shares which may be issued pursuant to all awards under the Plan	20,000,000
Granted (in shares)				7,744,374	9,918,014	9,387,270
Total unrecognized compensation expense				$ 15,227
Weighted average period over which unrecognized compensation expense is expected to be recognized				1 year 4 months 28 days
2011 Incentive Scheme | Restricted shares
Share-based compensation
Granted (in shares)				1,146,257	2,723,629	7,888,160
Bigo's Share Incentive Scheme | Restricted shares
Share-based compensation
Total unrecognized compensation expense				$ 6,091
Weighted average period over which unrecognized compensation expense is expected to be recognized				1 year 4 months 17 days
Bigo's Share Incentive Scheme | Restricted shares | Vested after 24 months of the grant date in two equal installments over the following 24 months
Share-based compensation
Vesting percentage		50.00%
Vesting period		24 months
Bigo's Share Incentive Scheme | Restricted shares | Vested in four equal installments over the following 48 months
Share-based compensation
Vesting period		48 months
Bigo's Share Incentive Scheme | Restricted shares | vested in three equal installments over the following 36 months
Share-based compensation
Vesting period		36 months
Bigo's Share Incentive Scheme | Restricted shares | BIGOINC
Share-based compensation
Granted (in shares)		38,042,760